UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CORNERSTONE MODERATELY CONSERVATIVE FUND
FEBRUARY 28, 2013

                                                                      (Form N-Q)

97457-0413                                   (C)2013, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATELY CONSERVATIVE FUND
February 28, 2013 (unaudited)

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES     SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (18.8%)

              COMMON STOCKS (13.4%)

              CONSUMER DISCRETIONARY (1.1%)
              -----------------------------
              ADVERTISING (0.1%)
       760    Omnicom Group, Inc.                                                       $       44
                                                                                        ----------
              APPAREL RETAIL (0.1%)
     2,050    Ross Stores, Inc.                                                                119
                                                                                        ----------
              CABLE & SATELLITE (0.1%)
     3,600    Comcast Corp. "A"                                                                143
                                                                                        ----------
              GENERAL MERCHANDISE STORES (0.1%)
       830    Target Corp.                                                                      52
                                                                                        ----------
              HOME IMPROVEMENT RETAIL (0.2%)
     3,800    Lowe's Companies, Inc.                                                           145
                                                                                        ----------
              HOMEFURNISHING RETAIL (0.1%)
     1,180    Bed Bath & Beyond, Inc.*                                                          67
                                                                                        ----------
              HOTELS, RESORTS & CRUISE LINES (0.3%)
       700    Hyatt Hotels Corp. "A"*                                                           29
     5,700    Royal Caribbean Cruises Ltd.                                                     199
                                                                                        ----------
                                                                                               228
                                                                                        ----------
              INTERNET RETAIL (0.0%)
       110    Amazon.com, Inc.*                                                                 29
                                                                                        ----------
              SPECIALTY STORES (0.1%)
       820    PetSmart, Inc.                                                                    53
                                                                                        ----------
              Total Consumer Discretionary                                                     880
                                                                                        ----------
              CONSUMER STAPLES (1.2%)
              -----------------------
              DRUG RETAIL (0.2%)
     3,550    CVS Caremark Corp.                                                               182
                                                                                        ----------
              HOUSEHOLD PRODUCTS (0.2%)
     1,600    Procter & Gamble Co.                                                             122
                                                                                        ----------
              HYPERMARKETS & SUPER CENTERS (0.2%)
     2,110    Wal-Mart Stores, Inc.                                                            149
                                                                                        ----------
              PACKAGED FOODS & MEAT (0.1%)
     1,300    Green Mountain Coffee Roasters, Inc.*                                             62
                                                                                        ----------
              SOFT DRINKS (0.3%)
     3,090    PepsiCo, Inc.                                                                    234
                                                                                        ----------
              TOBACCO (0.2%)
     2,010    Philip Morris International, Inc.                                                184
                                                                                        ----------
              Total Consumer Staples                                                           933
                                                                                        ----------

================================================================================

1  | USAA Cornerstone Moderately Conservative Fund

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
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES     SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              ENERGY (1.2%)
              -------------
              COAL & CONSUMABLE FUELS (0.1%)
     2,000    Peabody Energy Corp.                                                      $       43
                                                                                        ----------
              INTEGRATED OIL & GAS (0.9%)
     2,000    Chevron Corp.                                                                    234
     2,040    Exxon Mobil Corp.                                                                183
     3,360    Occidental Petroleum Corp.                                                       276
                                                                                        ----------
                                                                                               693
                                                                                        ----------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
     3,300    Halliburton Co.                                                                  137
                                                                                        ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
       920    Apache Corp.                                                                      68
       800    Southwestern Energy Co.*                                                          28
                                                                                        ----------
                                                                                                96
                                                                                        ----------
              Total Energy                                                                     969
                                                                                        ----------
              FINANCIALS (2.2%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
       550    BlackRock, Inc.                                                                  132
     1,200    State Street Corp.                                                                68
                                                                                        ----------
                                                                                               200
                                                                                        ----------
              CONSUMER FINANCE (0.3%)
     4,620    Capital One Financial Corp.                                                      236
                                                                                        ----------
              DIVERSIFIED BANKS (0.2%)
     4,750    Wells Fargo & Co.                                                                167
                                                                                        ----------
              LIFE & HEALTH INSURANCE (0.2%)
     4,050    MetLife, Inc.                                                                    143
                                                                                        ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
     4,910    Citigroup, Inc.                                                                  206
     4,130    JPMorgan Chase & Co.                                                             202
                                                                                        ----------
                                                                                               408
                                                                                        ----------
              PROPERTY & CASUALTY INSURANCE (0.2%)
       590    Berkshire Hathaway, Inc. "B"*                                                     60
       740    Travelers Companies, Inc.                                                         60
                                                                                        ----------
                                                                                               120
                                                                                        ----------
              REGIONAL BANKS (0.4%)
     3,400    BB&T Corp.                                                                       103
     5,650    CIT Group, Inc.*                                                                 237
                                                                                        ----------
                                                                                               340
                                                                                        ----------
              SPECIALIZED FINANCE (0.1%)
       500    IntercontinentalExchange, Inc.*                                                   77
                                                                                        ----------
              Total Financials                                                               1,691
                                                                                        ----------
              HEALTH CARE (2.4%)
              ------------------
              BIOTECHNOLOGY (0.2%)
       380    Celgene Corp.*                                                                    39
     2,100    Gilead Sciences, Inc.*                                                            90
                                                                                        ----------
                                                                                               129
                                                                                        ----------
              HEALTH CARE DISTRIBUTORS (0.2%)
     3,590    Cardinal Health, Inc.                                                            166
                                                                                        ----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES     SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              HEALTH CARE EQUIPMENT (0.2%)
     1,200    Abbott Laboratories                                                       $       41
     2,900    Hologic, Inc.*                                                                    63
       680    Varian Medical Systems, Inc.*                                                     48
                                                                                        ----------
                                                                                               152
                                                                                        ----------
              HEALTH CARE SERVICES (0.1%)
     1,720    Express Scripts Holdings Co.*                                                     98
                                                                                        ----------
              LIFE SCIENCES TOOLS & SERVICES (0.3%)
     2,580    Thermo Fisher Scientific, Inc.                                                   190
                                                                                        ----------
              MANAGED HEALTH CARE (0.1%)
     1,810    UnitedHealth Group, Inc.                                                          97
                                                                                        ----------
              PHARMACEUTICALS (1.3%)
     4,700    AbbVie, Inc.                                                                     173
     3,700    Johnson & Johnson                                                                282
     5,000    Merck & Co., Inc.                                                                214
    12,100    Pfizer, Inc.                                                                     331
                                                                                        ----------
                                                                                             1,000
                                                                                        ----------
              Total Health Care                                                              1,832
                                                                                        ----------
              INDUSTRIALS (1.2%)
              ------------------
              AEROSPACE & DEFENSE (0.3%)
       800    Boeing Co.                                                                        62
     1,970    United Technologies Corp.                                                        178
                                                                                        ----------
                                                                                               240
                                                                                        ----------
              AIR FREIGHT & LOGISTICS (0.3%)
     2,420    Expeditors International of Washington, Inc.                                      94
     2,120    United Parcel Service, Inc. "B"                                                  175
                                                                                        ----------
                                                                                               269
                                                                                        ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
       540    Caterpillar, Inc.                                                                 50
                                                                                        ----------
              INDUSTRIAL CONGLOMERATES (0.4%)
     2,320    Danaher Corp.                                                                    143
     6,400    General Electric Co.                                                             148
                                                                                        ----------
                                                                                               291
                                                                                        ----------
              INDUSTRIAL MACHINERY (0.1%)
     1,320    Stanley Black & Decker, Inc.                                                     104
                                                                                        ----------
              Total Industrials                                                                954
                                                                                        ----------
              INFORMATION TECHNOLOGY (3.1%)
              -----------------------------
              APPLICATION SOFTWARE (0.2%)
     3,600    Adobe Systems, Inc.*                                                             141
                                                                                        ----------
              COMMUNICATIONS EQUIPMENT (0.9%)
    13,000    Cisco Systems, Inc.                                                              271
     3,310    Motorola Solutions, Inc.                                                         206
     4,160    QUALCOMM, Inc.                                                                   273
                                                                                        ----------
                                                                                               750
                                                                                        ----------
              COMPUTER HARDWARE (0.3%)
      520     Apple, Inc.                                                                      230
                                                                                        ----------
              COMPUTER STORAGE & PERIPHERALS (0.2%)
     6,900    EMC Corp.*                                                                       159
                                                                                        ----------
              INTERNET SOFTWARE & SERVICES (0.6%)
     7,000    Facebook, Inc. "A"*                                                              191

================================================================================

3  | USAA Cornerstone Moderately Conservative Fund

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES     SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
       310   Google, Inc. "A"*                                                          $      248
     2,600   Yahoo! Inc.*                                                                       56
                                                                                        ----------
                                                                                               495
                                                                                        ----------
             SEMICONDUCTORS (0.3%)
     2,800   Broadcom Corp. "A"                                                                 95
     3,500   Intel Corp.                                                                        73
       900   Maxim Integrated Products, Inc.                                                    28
       900   Texas Instruments, Inc.                                                            31
                                                                                        ----------
                                                                                               227
                                                                                        ----------
             SYSTEMS SOFTWARE (0.6%)
    10,600   Microsoft Corp.                                                                   295
     4,500   Oracle Corp.                                                                      154
                                                                                        ----------
                                                                                               449
                                                                                        ----------
             Total Information Technology                                                    2,451
                                                                                        ----------
             MATERIALS (0.5%)
             ----------------
             DIVERSIFIED CHEMICALS (0.1%)
     1,200   E.I. du Pont de Nemours and Co.                                                    58
                                                                                        ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     1,400   Monsanto Co.                                                                      141
                                                                                        ----------
             PAPER PACKAGING (0.1%)
     1,650   Bemis Co., Inc.                                                                    62
                                                                                        ----------
             PAPER PRODUCTS (0.1%)
     2,120   International Paper Co.                                                            93
                                                                                        ----------
             Total Materials                                                                   354
                                                                                        ----------
             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     2,700   AT&T, Inc.                                                                         97
     2,500   CenturyLink, Inc.                                                                  87
                                                                                        ----------
                                                                                               184
                                                                                        ----------
             Total Telecommunication Services                                                  184
                                                                                        ----------
             UTILITIES (0.3%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
     1,500   Xcel Energy, Inc.                                                                  43
                                                                                        ----------
             GAS UTILITIES (0.1%)
     1,120   ONEOK, Inc.                                                                        50
                                                                                        ----------
             MULTI-UTILITIES (0.1%)
     2,500   CenterPoint Energy, Inc.                                                           54
     2,800   CMS Energy Corp.                                                                   74
                                                                                        ----------
                                                                                               128
                                                                                        ----------
             Total Utilities                                                                   221
                                                                                        ----------
             Total Common Stocks (cost: $10,337)                                            10,469
                                                                                        ----------
             PREFERRED STOCKS (2.0%)

             CONSUMER STAPLES (0.7%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.7%)
     5,000   Dairy Farmers of America, Inc., 7.88%, cumulative
               redeemable, perpetual(a)                                                        542
                                                                                        ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES     SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              ENERGY (0.8%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.7%)
       550    Chesapeake Energy Corp., 5.75%, perpetual(a)                              $      569
                                                                                        ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
        50    Kinder Morgan G.P., Inc.(a)                                                       42
                                                                                        ----------
              Total Energy                                                                     611
                                                                                        ----------
              FINANCIALS (0.5%)
              -----------------
              REGIONAL BANKS (0.5%)
       400    M&T Bank Corp., 5.00%, perpetual, 6.38%, 11/15/2013(g)                           408
                                                                                        ----------
              Total Preferred Stocks (cost: $1,521)                                          1,561
                                                                                        ----------
              EXCHANGE-TRADED FUNDS (3.4%)
    11,662    iShares Russell 2000 Index Fund                                                1,055
    14,433    iShares S&P MidCap 400 Index Fund                                              1,588
                                                                                        ----------
              Total Exchange-Traded Funds (cost: $2,326)                                     2,643
                                                                                        ----------
              Total U.S. Equity Securities (cost: $14,184)                                  14,673
                                                                                        ----------
              INTERNATIONAL EQUITY SECURITIES (15.2%)

              COMMON STOCKS (1.2%)

              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
     1,710    Adidas AG ADR                                                                     79
                                                                                        ----------

              CONSUMER STAPLES (0.3%)
              -----------------------
              BREWERS (0.1%)
     1,000    Anheuser-Busch InBev NV ADR                                                       94
                                                                                        ----------
              PACKAGED FOODS & MEAT (0.2%)
     4,300    Unilever N.V.                                                                    167
                                                                                        ----------
              Total Consumer Staples                                                           261
                                                                                        ----------
              ENERGY (0.3%)
              -------------
              OIL & GAS DRILLING (0.1%)
     1,380    Transocean Ltd.                                                                   72
                                                                                        ----------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
     1,850    Schlumberger Ltd.                                                                144
                                                                                        ----------
              Total Energy                                                                     216
                                                                                        ----------
              INDUSTRIALS (0.4%)
              ------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
     3,350    Eaton Corp. plc                                                                  208
                                                                                        ----------
              RAILROADS (0.1%)
       990    Canadian Pacific Railway Ltd.                                                    120
                                                                                        ----------
              Total Industrials                                                                328
                                                                                        ----------

================================================================================

5  | USAA Cornerstone Moderately Conservative Fund

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES     SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
     3,100    Vodafone Group plc ADR                                                    $       78
                                                                                        ----------
              Total Common Stocks (cost: $926)                                                 962
                                                                                        ----------
              EXCHANGE-TRADED FUNDS (14.0%)
   117,925    iShares MSCI EAFE Index Fund                                                   6,861
     3,871    iShares MSCI Emerging Markets Index ETF                                          199
    22,000    iShares MSCI EMU Index Fund                                                      729
    58,431    Vanguard MSCI Emerging Markets ETF                                             2,540
    16,201    WisdomTree Japan Hedged Equity Index Fund                                        663
                                                                                        ----------
              Total Exchange-Traded Funds (cost: $9,864)                                    10,992
                                                                                        ----------
              Total International Equity Securities(cost: $10,790)                          11,954
                                                                                        ----------
              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.8%)

              EXCHANGE-TRADED FUNDS (1.8%)
    15,509    Market Vectors Gold Miners ETF                                                   580
     4,775    Market Vectors Junior Gold Miners ETF                                             76
     5,000    SPDR Gold Trust*                                                                 765
                                                                                        ----------
              Total Exchange-Traded Funds                                                    1,421
                                                                                        ----------
              Total Precious Metals and Minerals Securities (cost: $1,632)                   1,421
                                                                                        ----------
              GLOBAL REAL ESTATE EQUITY SECURITIES (0.7%)

              PREFERRED STOCKS (0.7%)

              REITs - OFFICE (0.7%)
              ---------------------
    11,000    CommonWealth REIT, 6.50%, perpetual                                              259
    12,000    CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual             306
                                                                                        ----------
              Total REITs - Office                                                             565
                                                                                        ----------
              Total Global Real Estate Equity Securities (cost: $573)                          565
                                                                                        ----------

PRINCIPAL
AMOUNT                                                       COUPON
(000)                                                          RATE        MATURITY
--------------------------------------------------------------------------------------------------
              BONDS (49.9%)

              CORPORATE OBLIGATIONS (23.8%)

              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              CASINOS & GAMING (0.1%)
$      100    Marina District Finance Co., Inc.               9.88%       8/15/2018            103
                                                                                        ----------

              CONSUMER STAPLES (0.1%)
              -----------------------
              PACKAGED FOODS & MEAT (0.1%)
        50    Chiquita Brands International, Inc. (a)         7.88        2/01/2021             51
                                                                                        ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                       COUPON                          VALUE
(000)         SECURITY                                         RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------
              ENERGY (4.1%)
              -------------
              COAL & CONSUMABLE FUELS (0.1%)
$       50    Arch Coal, Inc. (a)                             9.88%       6/15/2019     $       50
                                                                                        ----------
              INTEGRATED OIL & GAS (0.1%)
        50    Northern Tier Energy, LLC (a)                   7.13       11/15/2020             52
                                                                                        ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.0%)
       100    Alta Mesa Holdings, LP                          9.63       10/15/2018            105
        51    GMX Resources, Inc.                            11.00       12/01/2017             46
        50    Halcon Resources Corp. (a)                      8.88        5/15/2021             54
       100    NFR Energy, LLC (b)                             8.75       12/31/2018            102
       100    Quicksilver Resources, Inc.                    11.75        1/01/2016            101
       400    Quicksilver Resources, Inc.                     7.13        4/01/2016            326
        50    Rex Energy Corp. (a)                            8.88       12/01/2020             51
        50    Samson Investment Co. (b)                       6.00        9/25/2018             51
                                                                                        ----------
                                                                                               836
                                                                                        ----------
              OIL & GAS STORAGE & TRANSPORTATION (2.9%)
       500    Enbridge Energy Partners, LP                    8.05       10/01/2037            565
       500    Enterprise Products Operating, LP               7.00        6/01/2067            538
       100    Martin Midstream Partners, LP (a)               7.25        2/15/2021            101
        21    NuStar Logistics, LP                            7.63        1/15/2043            551
        50    Sabine Pass Liquefaction, LP (a)                5.63        2/01/2021             52
       500    Southern Union Co.                              3.32 (c)   11/01/2066            439
                                                                                        ----------
                                                                                             2,246
                                                                                        ----------
              Total Energy                                                                   3,184
                                                                                        ----------
              FINANCIALS (13.2%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.4%)
       400    KKR Group Financial Co. II (a)                  5.50        2/01/2043            395
       900    State Street Capital Trust IV                   1.31 (c)    6/15/2037            727
                                                                                        ----------
                                                                                             1,122
                                                                                        ----------
              CONSUMER FINANCE (0.7%)
       500    American Express Co. (d)                        6.80        9/01/2066            538
                                                                                        ----------
              DIVERSIFIED BANKS (0.6%)
       400    Compass Bank                                    6.40       10/01/2017            437
                                                                                        ----------
              LIFE & HEALTH INSURANCE (3.9%)
        27    Delphi Financial Group, Inc.                    7.38        5/15/2037            688
       150    Great-West Life & Annuity Insurance Co. (a)     7.15        5/16/2046            156
       500    Lincoln National Corp.                          7.00        5/17/2066            511
       400    MetLife, Inc. (d)                               6.40       12/15/2066            434
       500    Prudential Financial, Inc.                      5.63        6/15/2043            523
       750    StanCorp Financial Group, Inc.                  6.90        6/01/2067            763
                                                                                        ----------
                                                                                             3,075
                                                                                        ----------
              MULTI-LINE INSURANCE (3.0%)
       750    Genworth Financial, Inc.                        6.15       11/15/2066            661
       600    Glen Meadow (a)                                 6.51        2/12/2067            570
       500    Nationwide Mutual Insurance Co. (a)             5.81       12/15/2024            505
       600    ZFS Finance USA Trust V (a)                     6.50        5/09/2037            639
                                                                                        ----------
                                                                                             2,375
                                                                                        ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
       150    General Electric Capital Corp. (d)              6.38       11/15/2067            159
       350    General Electric Capital Trust I                6.38       11/15/2067            370
        75    ILFC E-Capital Trust I (a)                      4.54 (c)   12/21/2065             65
                                                                                        ----------
                                                                                               594
                                                                                        ----------

================================================================================

7  | USAA Cornerstone Moderately Conservative Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                       COUPON                          VALUE
(000)         SECURITY                                         RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (1.7%)
$      500    Allstate Corp.                                  6.13%        5/15/2037    $      533
       600    HSB Group, Inc.                                 1.21 (c)     7/15/2027           503
       300    Progressive Corp.                               6.70         6/15/2037           331
                                                                                        ----------
                                                                                             1,367
                                                                                        ----------
              REGIONAL BANKS (1.0%)
       100    First Maryland Capital Trust I                  1.30 (c)     1/15/2027            82
       500    Fulton Capital Trust I                          6.29         2/01/2036           502
       200    Regions Financial Corp.                         7.75        11/10/2014           221
                                                                                        ----------
                                                                                               805
                                                                                        ----------
              REITs - MORTGAGE (0.1%)
        49    Walter Investment Management Corp. (b)          5.75        11/28/2017            50
                                                                                        ----------
              Total Financials                                                              10,363
                                                                                        ----------
              HEALTH CARE (0.1%)
              ------------------
              HEALTH CARE FACILITIES (0.1%)
       100    IASIS Healthcare, LLC                           8.38         5/15/2019           104
                                                                                        ----------

              INDUSTRIALS (0.4%)
              ------------------
              AEROSPACE & DEFENSE (0.3%)
       248    Textron Financial Corp. (a)                     6.00         2/15/2067           228
                                                                                        ----------
              AIRLINES (0.1%)
        62    United Air Lines, Inc. Pass-Through Trust (a)  12.00         7/15/2017            69
                                                                                        ----------
              Total Industrials                                                                297
                                                                                        ----------
              INFORMATION TECHNOLOGY (0.9%)
              -----------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
        50    First Data Corp. (a)                            6.75        11/01/2020            51
                                                                                        ----------
              SEMICONDUCTORS (0.8%)
       550    Intel Corp. (a)                                 3.25         8/01/2039           652
                                                                                        ----------
              Total Information Technology                                                     703
                                                                                        ----------
              MATERIALS (0.1%)
              ----------------
              STEEL (0.1%)
        50    Atkore International, Inc. (a)                  9.88         1/01/2018            55
                                                                                        ----------

              TELECOMMUNICATION SERVICES (0.7%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
        20    Qwest Corp.                                     7.50         9/15/2051           543
                                                                                        ----------

              UTILITIES (4.1%)
              ----------------
              ELECTRIC UTILITIES (2.1%)
       500    FPL Group Capital, Inc.                         6.35        10/01/2066           533
       200    FPL Group Capital, Inc.                         6.65         6/15/2067           214
       450    PPL Capital Funding, Inc.                       6.70         3/30/2067           479
       575    Texas Competitive Electric Holdings Co.,
                LLC (b)                                       4.73        10/10/2017           394
                                                                                        ----------
                                                                                             1,620
                                                                                        ----------
              MULTI-UTILITIES (2.0%)
       390    Dominion Resources, Inc.                        7.50         6/30/2066           433
       100    Dominion Resources, Inc.                        2.61 (c)     9/30/2066            94
       500    Integrys Energy Group, Inc.                     6.11        12/01/2066           531

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                       COUPON                          VALUE
(000)         SECURITY                                         RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------
$      500    Puget Sound Energy, Inc.                        6.97%       6/01/2067     $      546
                                                                                        ----------
                                                                                             1,604
                                                                                        ----------
              Total Utilities                                                                3,224
                                                                                        ----------
              Total Corporate Obligations (cost: $17,830)                                   18,627
                                                                                        ----------

              EURODOLLAR AND YANKEE OBLIGATIONS (8.9%)

              CONSUMER STAPLES (0.2%)
              -----------------------
              PACKAGED FOODS & MEAT (0.2%)
       100    Fage USA Dairy Industry, Inc. (a)               9.88        2/01/2020            110
        50    JBS S.A.                                       10.50        8/04/2016             58
                                                                                        ----------
                                                                                               168
                                                                                        ----------
              Total Consumer Staples                                                           168
                                                                                        ----------

              ENERGY (0.7%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.7%)
       500    TransCanada Pipelines Ltd.                      6.35        5/15/2067            534
                                                                                        ----------

              FINANCIALS (6.3%)
              -----------------
              DIVERSIFIED BANKS (2.2%)
        50    Barclays Bank plc (a)                           7.70 (c)            -(e)          53
       400    Barclays Bank plc                               0.69 (c)            -(e)         218
       400    Barclays Bank plc (d)                           0.75 (c)            -(e)         208
       200    HSBC Bank plc                                   0.61 (c)            -(e)         113
       800    HSBC Bank plc (d)                               0.75 (c)            -(e)         466
       100    Lloyds TSB Bank plc                             0.56 (c)            -(e)          50
       550    Royal Bank of Scotland Group plc                9.50 (c)    3/16/2022            651
                                                                                        ----------
                                                                                             1,759
                                                                                        ----------
              MULTI-LINE INSURANCE (1.9%)
       300    AXA S.A.                                        2.25 (c)            -(e)         204
       800    AXA S.A. (d)                                    2.12 (c)            -(e)         512
       850    Oil Insurance Ltd. (a)                          3.29 (c)            -(e)         790
                                                                                        ----------
                                                                                             1,506
                                                                                        ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
        14    ING Groep N.V.                                  7.38                -(e)         357
                                                                                        ----------
              PROPERTY & CASUALTY INSURANCE (0.7%)
       550    QBE Capital Funding III, LP (a)                 7.25        5/24/2041            576
                                                                                        ----------
              REINSURANCE (1.0%)
       200    Platinum Underwriters Finance, Inc.             7.50        6/01/2017            223
       500    Swiss Re Capital I, LP (a)                      6.85                -(e)         531
                                                                                        ----------
                                                                                               754
                                                                                        ----------
              Total Financials                                                               4,952
                                                                                        ----------
              INDUSTRIALS (0.7%)
              ------------------
              INDUSTRIAL CONGLOMERATES (0.7%)
       500    Hutchison Whampoa Ltd. (a)                      6.00                -(e)         535
                                                                                        ----------

              MATERIALS (0.1%)
              ----------------
              CONSTRUCTION MATERIALS (0.1%)
        50    Cemex Espana Luxembourg (a)                     9.88 (c)    4/30/2019             57
                                                                                        ----------

              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        50    Altice Financing S.A. (a)                       7.88       12/15/2019             54
                                                                                        ----------

================================================================================

9  | USAA Cornerstone Moderately Conservative Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                       COUPON                          VALUE
(000)         SECURITY                                         RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------
              UTILITIES (0.8%)
              ----------------
              ELECTRIC UTILITIES (0.8%)
$      700    Electricite De France S.A.(a)                   5.25%               -(e)  $      691
                                                                                        ----------
              Total Eurodollar and Yankee Obligations (cost: $6,409)                         6,991
                                                                                        ----------

              COMMERCIAL MORTGAGE SECURITIES (6.2%)

              FINANCIALS (6.2%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (6.2%)
       299    Banc of America Commercial Mortgage, Inc.       4.77        7/10/2043            303
       400    Banc of America Commercial Mortgage, Inc. (d)   5.81        7/10/2044            427
       364    Banc of America Commercial Mortgage, Inc. (a)   6.14        9/10/2047            389
        50    Bear Stearns Commercial Mortgage Securities,
                Inc.                                          5.46       12/11/2040             44
       400    Bear Stearns Commercial Mortgage Securities,
                Inc. (d)                                      4.75        6/11/2041            422
        50    Bear Stearns Commercial Mortgage Securities,
                Inc.                                          5.60       10/12/2041             48
       450    Citigroup Commercial Mortgage Trust             5.74        3/15/2049            469
        50    Citigroup Commercial Mortgage Trust             5.48       10/15/2049             49
        50    GE Capital Commercial Mortgage Corp.            5.61       12/10/2049             51
       400    GMAC Commercial Mortgage Securities, Inc.       4.97       12/10/2041            358
        75    GS Mortgage Securities Corp. II                 5.64        4/10/2038             74
        50    GS Mortgage Securities Corp. II                 5.82        8/10/2038             46
       300    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                              5.37        5/15/2047            324
       300    LB-UBS Commercial Mortgage Trust                5.38       11/15/2038            329
        50    LB-UBS Commercial Mortgage Trust                5.28        2/15/2041             49
       400    Merrill Lynch Mortgage Trust                    5.14        7/12/2038            418
       450    Morgan Stanley Capital I, Inc.                  5.82        6/11/2042            466
        50    Morgan Stanley Capital I, Inc.                  5.47        3/12/2044             51
       500    Wachovia Bank Commercial Mortgage Trust         5.92        5/15/2043            509
        50    Wachovia Bank Commercial Mortgage Trust         5.36       12/15/2044             50
                                                                                        ----------
                                                                                             4,876
                                                                                        ----------
              Total Financials                                                               4,876
                                                                                        ----------
              Total Commercial Mortgage Securities (cost: $4,604)                            4,876
                                                                                        ----------
              U.S. TREASURY SECURITIES (11.0%)

              BONDS (5.5%)
     1,450    2.75%, 11/15/2042                                                              1,350
       875    2.75%, 8/15/2042                                                                 816
     2,011    3.00%, 5/15/2042                                                               1,978
       188    3.13%, 2/15/2043                                                                 189
                                                                                        ----------
                                                                                             4,333
                                                                                        ----------
              NOTES (5.5%)
     1,315    1.63%, 11/15/2022                                                              1,288
       965    1.63%, 8/15/2022                                                                 949
     1,906    1.75%, 5/15/2022                                                               1,905
       163    2.00%, 2/15/2023                                                                 164
                                                                                        ----------
                                                                                             4,306
                                                                                        ----------
              Total U.S. Treasury Securities (cost: $8,889)                                  8,639
                                                                                        ----------
              Total Bonds (cost: $37,197)                                                   38,590
                                                                                        ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                            MARKET
NUMBER OF                                                                                    VALUE
SHARES        SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (13.5%)

              MONEY MARKET FUNDS (13.5%)
10,550,344    State Street Institutional Liquid Reserve Fund, 0.14% (f) (cost: $10,550)  $  10,550
                                                                                         ---------

              TOTAL INVESTMENTS (COST: $75,461)                                          $  78,296
                                                                                         =========

NUMBER OF
CONTRACTS
--------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.1%)
       320   Put - iShares MSCI EAFE Index expiring April 20, 2013 at 57                        29
        15   Put - Russell 2000 Index expiring April 20, 2013 at 900                            30
         4   Put - S&P 500 Index expiring March 16, 2013 at 1410                                 1
        10   Put - S&P 500 Index expiring March 16, 2013 at 1430                                 2
        50   Put - S&P 500 Index expiring March 16, 2013 at 1450                                18
         4   Put - S&P 500 Index expiring March 16, 2013 at 1480                                 3
                                                                                         ---------

             TOTAL PURCHASED OPTIONS (COST: $146)                                        $      83
                                                                                         =========
             WRITTEN OPTIONS (0.0%)
      (50)   Call - iShares MSCI EAFE Index expiring March 16, 2013 at 59                       (2)
      (80)   Call - iShares MSCI EAFE Index expiring March 16, 2013 at 60                       (1)
       (4)   Call - Russell 2000 Index expiring April 20, 2013 at 930                           (4)
       (8)   Call - S&P 500 Index expiring March 16, 2013 at 1510                              (14)
     (320)   Put - iShares MSCI EAFE Index expiring April 20, 2013 at 53                        (9)
                                                                                         ---------
             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $44)                              $     (30)
                                                                                         =========

================================================================================

11  | USAA Cornerstone Moderately Conservative Fund

================================================================================

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------
                                            (LEVEL 1)       (LEVEL 2)       (LEVEL 3)
                                          QUOTED PRICES       OTHER        SIGNIFICANT
                                             IN ACTIVE     SIGNIFICANT    UNOBSERVABLE
                                              MARKETS       OBSERVABLE       INPUTS
                                           FOR IDENTICAL      INPUTS
ASSETS                                        ASSETS                                          TOTAL
------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                           $       10,469   $           -   $           -   $    10,469
  Preferred Stocks                                     -           1,519               -         1,519
  Exchange-Traded Funds                            2,643               -               -         2,643
International Equity Securities:
  Common Stocks                                      962               -               -           962
  Preferred Stocks                                     -             585               -           585
  Exchange-Traded Funds                           10,992               -               -        10,992
Precious Metals and Commodity-Related
Securities:
  Exchange-Traded Funds                            1,421               -               -         1,421
Global Real Estate Equity Securities:
  Preferred Stocks                                   259             306               -           565
Bonds:
  Corporate Obligations                                -          18,084               -        18,084
  Eurodollar and Yankee Obligations                    -           6,991               -         6,991
  Commercial Mortgage Securities                       -           4,876               -         4,876
  U.S. Treasury Securities                         8,639               -               -         8,639
Money Market Instruments:
  Money Market Funds                              10,550               -               -        10,550
Purchased Options                                     83               -               -            83
------------------------------------------------------------------------------------------------------
Total                                     $       46,018   $      32,361   $           -   $    78,379
------------------------------------------------------------------------------------------------------

                                            (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                          QUOTED PRICES       OTHER         SIGNIFICANT
                                             IN ACTIVE      SIGNIFICANT     UNOBSERVABLE
                                              MARKETS       OBSERVABLE         INPUTS
                                           FOR IDENTICAL      INPUTS
LIABILITIES                                 LIABILITIES                                          TOTAL
------------------------------------------------------------------------------------------------------
Written Options                           $         (30)   $           -   $           -   $       (30)
------------------------------------------------------------------------------------------------------
Total                                     $         (30)   $           -   $           -   $       (30)
------------------------------------------------------------------------------------------------------

For the period of June 1, 2012 through February 28, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderately Conservative Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund commenced operations on June 8, 2012.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

================================================================================

13  | USAA Cornerstone Moderately Conservative Fund

================================================================================

calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange- listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the

================================================================================

15  | USAA Cornerstone Moderately Conservative Fund

================================================================================

underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of February 28, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2013, were $3,512,000 and $740,000, respectively, resulting in net unrealized appreciation of $2,772,000.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $78,345,000 at February 28, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 25.7% of net assets at February 28, 2013.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT      Real estate investment trust

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================

17  | USAA Cornerstone Moderately Conservative Fund

================================================================================

(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2013.

(d) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at February 28, 2013.

(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(f) Rate represents the money market fund annualized seven-day yield at February 28, 2013.

(g) Stepped-coupon security that increases it's coupon at the specified date and rate shown in the security's description.

*    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  18


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     04/25/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     04/29/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     04/26/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.